Other Current Liabilities (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended
	Jun. 17, 2024	Mar. 18, 2024	Jan. 22, 2024	May 31, 2024	Mar. 31, 2024	Jan. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Other Liabilities, Current [Abstract]
VAT payable							$ 21.0	$ 17.5
Other current taxes payable							20.0	19.7
Corporate income taxes payable							6.6	6.7
Accrued payroll and severance							$ 1.2	$ 0.8
Operating lease liability, current [extensible list]							Total	Total
Operating lease liability, current							$ 0.5	$ 0.5
Dividends payable							0.0	11.9
Other current liabilities							3.3	6.1
Total							$ 52.6	$ 63.2
Dividend paid per share (in USD per share)	$ 0.10	$ 0.05	$ 0.05	$ 0.10	$ 0.05	$ 0.05
Dividends paid	$ 23.9	$ 11.9	$ 11.9